                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL-2
                                  JUNE 30, 2000
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                         SEPARATE ACCOUNT VUL-2 FUNDING
               EQUIBUILDER II-TM- AND EQUIBUILDER III-TM- FLEXIBLE
                                PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


--------------------------------------------------------------------------------
                                  JUNE 30, 2000
                               SEMI-ANNUAL REPORTS

                        VARIABLE INSURANCE PRODUCTS FUND
                       VARIABLE INSURANCE PRODUCTS FUND II


                          PRINCIPAL OFFICE LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109


                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116


--------------------------------------------------------------------------------
The Semi-Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Report of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is prepared by Fidelity Investments. The Semi-Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)

                                                                   VARIABLE INSURANCE PRODUCTS FUND
                                          ---------------------------------------------------------------------------------------
                                                VIP              VIP                                                  VIP
                                               MONEY            EQUITY-            VIP              VIP               HIGH
                                               MARKET           INCOME            GROWTH          OVERSEAS           INCOME
                                              DIVISION         DIVISION          DIVISION         DIVISION          DIVISION
                                          ---------------------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                        $  4,552,737    $  58,340,514    $  131,814,991    $  17,900,668      $  3,083,082

Due from (to) general account                     22,973            1,473             2,864              332              (470)
                                          ---------------------------------------------------------------------------------------

NET ASSETS                                  $  4,575,710    $  58,341,987    $  131,817,855    $  17,901,000      $  3,082,612
                                          =======================================================================================

Unit value                                  $     141.65    $      340.59    $       531.04    $      256.28      $     160.27
                                          =======================================================================================

Units outstanding                                 32,302          171,299           248,226           69,849            19,234
                                          =======================================================================================

Cost of investments                         $  4,586,365    $  54,169,036    $   91,791,844    $  14,874,440      $  3,638,345
                                          =======================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

                                                                 VARIABLE INSURANCE PRODUCTS FUND II
                                     -------------------------------------------------------------------------------------------
                                         VIPII                                                    VIPII
                                      INVESTMENT             VIPII            VIPII               ASSET              VIPII
                                         GRADE               ASSET            INDEX              MANAGER:            CONTRA-
                                         BOND               MANAGER            500                GROWTH               FUND
                                        DIVISION           DIVISION         DIVISION             DIVISION           DIVISION
                                     -------------------------------------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                 $  2,165,421      $  33,831,484    $  55,437,497        $  12,019,133     $  44,050,251

Due from (to) general account                  (90)               568            1,393                  275               913
                                     -------------------------------------------------------------------------------------------

NET ASSETS                            $  2,165,331      $  33,832,052    $  55,438,890        $  12,019,408     $  44,051,164
                                     ===========================================================================================

Unit value                            $     159.64      $      253.79    $      346.95        $      221.15     $      277.88
                                     ===========================================================================================

Units outstanding                           13,564            133,307          159,788               54,351           158,527
                                     ===========================================================================================

Cost of investments                   $  2,245,090      $  32,248,699    $  41,386,422        $  11,569,445     $  37,651,124
                                     ===========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

                                                                   MFS VARIABLE INSURANCE TRUST
                                     ---------------------------------------------------------------------------------------------
                                                                         MFS
                                         MFS                           GROWTH           MFS                            MFS
                                      EMERGING           MFS            WITH           TOTAL            MFS          CAPITAL
                                       GROWTH         RESEARCH         INCOME          RETURN        UTILITIES    OPPORTUNITIES
                                      DIVISION       DIVISION         DIVISION        DIVISION       DIVISION       DIVISION
                                     ---------------------------------------------------------------------------------------------
Investments in Funds
  at fair value (cost: see below)    $  15,864,743   $  5,605,086   $  2,824,082   $  1,699,744   $  3,426,815   $  6,785,883

Due from (to) general account                  314            136            651           (597)            68            142
                                     ---------------------------------------------------------------------------------------------

NET ASSETS                           $  15,865,057   $  5,605,222   $  2,824,733   $  1,699,147   $  3,426,883   $  6,786,025
                                     =============================================================================================

Unit value                           $      195.28   $     137.03   $     113.43   $     108.58   $     145.34      $  167.86
                                     =============================================================================================

Units outstanding                           81,242         40,905         24,903         15,649         23,579         40,428
                                     =============================================================================================

Cost of investments                  $  13,973,662   $  4,886,130   $  2,730,345   $  1,733,016   $  3,238,454   $  6,237,471
                                     =============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                                                    VARIABLE INSURANCE PRODUCTS FUND
                                         -------------------------------------------------------------------------------------------
                                             VIP               VIP                                                        VIP
                                            MONEY            EQUITY-               VIP                VIP                HIGH
                                           MARKET            INCOME              GROWTH             OVERSEAS            INCOME
                                          DIVISION          DIVISION            DIVISION            DIVISION           DIVISION
                                         -------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
   Dividends                             $  116,883       $  1,012,235       $     135,838        $    232,206      $    212,877
   Capital gains distributions                    -          3,813,536          13,515,874           1,462,268                 -

Expenses
   Mortality and expense risk charge         18,182            215,620             475,422              63,904            12,715
                                         -------------------------------------------------------------------------------------------
Net investment income (expense)              98,701          4,610,151          13,176,290           1,630,570           200,162

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
   Net realized gain (loss)                       -            803,498           1,050,289              78,732           (45,415)
   Net unrealized appreciation
     (depreciation)
      Beginning of period                   (68,829)        10,097,896          47,859,461           5,174,039          (239,671)
      End of period                         (33,628)         4,171,478          40,023,147           3,026,228          (555,263)
                                         -------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
      (depreciation) during the period       35,201         (5,926,418)         (7,836,314)         (2,147,811)         (315,592)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                             35,201         (5,122,920)         (6,786,025)         (2,069,079)         (361,007)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         $  133,902       $   (512,769)       $  6,390,265        $   (438,509)     $   (160,845)
                                         ===========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                                                   VARIABLE INSURANCE PRODUCTS FUND II
                                         -------------------------------------------------------------------------------------------
                                              VIPII                                                     VIPII
                                            INVESTMENT          VIPII              VIPII                ASSET            VIPII
                                              GRADE             ASSET              INDEX               MANAGER:          CONTRA-
                                               BOND            MANAGER              500                 GROWTH            FUND
                                             DIVISION         DIVISION            DIVISION             DIVISION         DIVISION
                                         -------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
   Dividends                              $  151,561        $  1,096,893        $    523,953         $    234,857      $    143,566
   Capital gains distributions                     -           2,584,207             229,033              952,121         5,211,441

Expenses
   Mortality and expense risk charge           8,113             127,357             195,463               43,235           158,861
                                         -------------------------------------------------------------------------------------------
Net investment income (expense)              143,448           3,553,743             557,523            1,143,743         5,196,146

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss)                    (3,229)            273,256             537,430               81,332           129,473
  Net unrealized appreciation
   (depreciation)
   Beginning of period                            90           5,528,704          15,173,088            1,778,151        11,650,851
   End of period                             (79,669)          1,582,785          14,051,075              449,688         6,399,127
                                         -------------------------------------------------------------------------------------------

  Net change in unrealized appreciation
   (depreciation) during the period          (79,759)         (3,945,919)         (1,122,013)          (1,328,463)       (5,251,724)
                                         -------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments                            (82,988)         (3,672,663)           (584,583)          (1,247,131)       (5,122,251)
                                         -------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                        $   60,460        $   (118,920)       $    (27,060)        $   (103,388)     $     73,895
                                         ===========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                                                      MFS VARIABLE INSURANCE TRUST
                                     -----------------------------------------------------------------------------------------------
                                                                           MFS
                                           MFS                           GROWTH          MFS                             MFS
                                         EMERGING           MFS           WITH          TOTAL            MFS           CAPITAL
                                          GROWTH         RESEARCH        INCOME         RETURN        UTILITIES      OPPORTUNITIES
                                         DIVISION        DIVISION       DIVISION       DIVISION       DIVISION         DIVISION
                                     -----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
   Dividends                         $    431,471     $     28,734    $    11,963   $    52,188      $  226,556        $  377,431
   Capital gains distributions            325,493          293,858         21,724        25,041          14,434            72,177

Expenses
   Mortality and expense risk
        charge                             46,184           17,760         10,464         6,105           9,747            18,279
                                     -----------------------------------------------------------------------------------------------
Net investment income (expense)           710,780          304,832         23,223        71,124         231,243           431,329

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)               10,513           24,781         19,960         9,837          15,154             3,790
    Net unrealized appreciation
      (depreciation)
      Beginning of period               2,814,830          696,267        110,907        (3,092)        333,107           660,896
      End of period                     1,891,081          718,956         93,737       (33,272)        188,361           548,412
                                     -----------------------------------------------------------------------------------------------

    Net change in unrealized
      appreciation (depreciation)
      during the year                    (923,749)          22,689        (17,170)      (30,180)       (144,746)         (112,484)
                                     -----------------------------------------------------------------------------------------------

Net realized and unrealized gain
      (loss) on investments              (913,236)          47,470          2,790       (20,343)       (129,592)         (108,694)
                                     -----------------------------------------------------------------------------------------------

Net increase (decrease) in net
      assets from operations         $   (202,456)    $    352,302    $    26,013   $    50,781      $  101,651        $  322,635
                                     ===============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS

                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                -----------------------------------------------------------------------------------
                                                      VIP              VIP                                                VIP
                                                     MONEY            EQUITY-           VIP             VIP              HIGH
SIX MONTHS ENDED JUNE 30, 2000                       MARKET           INCOME          GROWTH          OVERSEAS          INCOME
(UNAUDITED)                                         DIVISION         DIVISION        DIVISION         DIVISION         DIVISION
                                                -----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)              $      98,701    $   4,610,151   $  13,176,290    $   1,630,570    $     200,162
    Net realized gain (loss) on investments                  -          803,498       1,050,289           78,732          (45,415)
    Net change in unrealized appreciation
      (depreciation) on investments                     35,201       (5,926,418)     (7,836,314)      (2,147,811)        (315,592)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                           133,902         (512,769)      6,390,265         (438,509)        (160,845)
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                  13,338,768        6,537,243      10,795,290        1,878,400          466,268
    Withdrawals                                       (894,158)      (5,263,058)     (9,521,348)      (1,297,542)        (336,611)
    Transfers between Separate Account
      VUL-2 divisions, net                         (14,593,435)      (2,226,509)      3,168,467        1,266,579         (235,084)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                       (2,148,825)        (952,324)      4,442,409        1,847,437         (105,427)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets               (2,014,923)      (1,465,093)     10,832,674        1,408,928         (266,272)
Net assets, beginning of period                      6,590,633       59,807,080     120,985,181       16,492,072        3,348,884
                                                -----------------------------------------------------------------------------------

Net assets, end of period                        $   4,575,710    $  58,341,987   $ 131,817,855    $  17,901,000    $   3,082,612
                                                ===================================================================================

YEAR ENDED DECEMBER 31, 1999

CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)              $     216,429    $   2,178,353   $   8,722,821    $     362,699    $     269,554
    Net realized gain (loss) on investments             23,858        1,051,810         933,427          155,042          (19,693)
    Net change in unrealized appreciation
      (depreciation) on investments                     14,906       (1,054,683)     20,782,225        3,944,742          (33,477)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                      255,193        2,175,480      30,438,473        4,462,483          216,384
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                  20,390,047       14,189,126      18,487,950        2,756,248        1,051,554
    Withdrawals                                     (1,477,209)     (10,184,231)    (13,945,360)     (1,998,575)         (667,582)
    Transfers between Separate Account
      VUL-2 divisions, net                         (17,079,666)        (538,991)      4,144,426          (39,699)        (132,311)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                        1,833,172        3,465,904       8,687,016          717,974          251,661
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets                2,088,365        5,641,384      39,125,489        5,180,457          468,045
Net assets, beginning of year                        4,502,268       54,165,696      81,859,692       11,311,615        2,880,839
                                                -----------------------------------------------------------------------------------
Net assets, end of year                          $   6,590,633    $  59,807,080   $ 120,985,181    $  16,492,072    $   3,348,884
                                                ===================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
                                                -----------------------------------------------------------------------------------
                                                     VIPII                                             VIPII
                                                   INVESTMENT         VIPII           VIPII            ASSET            VIPII
                                                     GRADE            ASSET           INDEX           MANAGER:          CONTRA-
SIX MONTHS ENDED JUNE 30, 2000                        BOND           MANAGER           500             GROWTH            FUND
(UNAUDITED)                                         DIVISION         DIVISION        DIVISION         DIVISION         DIVISION
                                                -----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)              $     143,448    $   3,553,743   $     557,523    $   1,143,743    $   5,196,146
    Net realized gain (loss) on investments             (3,229)         273,256         537,430           81,332          129,473
    Net change in unrealized appreciation
      (depreciation) on investments                    (79,759)      (3,945,919)     (1,122,013)      (1,328,463)      (5,251,724)
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                            60,460         (118,920)        (27,060)        (103,388)          73,895
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                     200,752        2,532,634       8,139,892        1,859,986        6,150,563
    Withdrawals                                       (211,937)      (2,695,933)     (4,583,772)      (1,160,392)      (3,703,821)
    Transfers between Separate Account
      VUL-2 divisions, net                             (93,112)        (752,864)      1,017,709           40,285        1,863,046
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                         (104,297)        (916,163)      4,573,829          739,879        4,309,788
                                                -----------------------------------------------------------------------------------

Net increase (decrease) in net assets                  (43,837)      (1,035,083)      4,546,769          636,491        4,383,683
Net assets, beginning of period                      2,209,168       34,867,135      50,892,121       11,382,917       39,667,481
                                                -----------------------------------------------------------------------------------

Net assets, end of period                        $   2,165,331    $  33,832,052   $  55,438,890    $  12,019,408    $  44,051,164
                                                ===================================================================================

YEAR ENDED DECEMBER 31, 1999

CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)              $     104,766    $   2,133,568   $     257,133    $     443,962    $     829,472
    Net realized gain (loss) on investments             21,389          318,639         203,229           62,797          112,244
    Net change in unrealized appreciation
      (depreciation) on investments                   (156,098)         584,825       6,382,151          731,763        5,290,859
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                           (29,943)       3,037,032       6,842,513        1,238,522        6,232,575
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                     508,217        5,410,700      13,605,268        3,660,580       10,574,487
    Withdrawals                                       (465,806)      (5,012,240)     (7,102,948)      (1,847,689)      (5,566,604)
    Transfers between Separate Account
      VUL-2  divisions, net                           (119,367)        (259,252)      4,316,026          501,769        3,050,952
                                                -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                          (76,956)         139,208      10,818,346        2,314,660        8,058,835
                                                -----------------------------------------------------------------------------------

Net increase (decrease) in net assets                 (106,899)       3,176,240      17,660,859        3,553,182       14,291,410
Net assets, beginning of year                        2,316,067       31,690,895      33,231,262        7,829,735       25,376,071
                                                -----------------------------------------------------------------------------------

Net assets, end of year                          $   2,209,168    $  34,867,135   $  50,892,121    $  11,382,917    $  39,667,481
                                                ===================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MFS VARIABLE INSURANCE TRUST
                                            ---------------------------------------------------------------------------------------
                                                                              MFS
                                                 MFS                         GROWTH           MFS                          MFS
                                               EMERGING          MFS          WITH           TOTAL           MFS         CAPITAL
SIX MONTHS ENDED JUNE 30, 2000                  GROWTH        RESEARCH       INCOME         RETURN        UTILITIES   OPPORTUNITIES
(UNAUDITED)                                    DIVISION       DIVISION      DIVISION       DIVISION       DIVISION      DIVISION
                                            ---------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)          $   710,780    $   304,832   $    23,223    $    71,124    $   231,243   $   431,329
    Net realized gain (loss) on investments       10,513         24,781        19,960          9,837         15,154         3,790
    Net change in unrealized appreciation
      (depreciation) on investments             (923,749)        22,689       (17,170)       (30,180)      (144,746)     (112,484)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                    (202,456)       352,302        26,013         50,781        101,651       322,635
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments             3,256,574      1,105,335       664,133        316,477        810,914     1,471,393
    Withdrawals                               (1,189,453)      (447,919)     (334,854)      (142,360)      (302,442)     (475,159)
    Transfers between Separate Account
      VUL-2 divisions, net                     6,259,116        760,828        49,599       (162,817)       862,184     2,687,147
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                  8,326,237      1,418,244       378,878         11,300      1,370,656     3,683,381
                                            ---------------------------------------------------------------------------------------

Net increase (decrease) in net assets          8,123,781      1,770,546       404,891         62,081      1,472,307     4,006,016
Net assets, beginning of period                7,741,276      3,834,676     2,419,842      1,637,066      1,954,576     2,780,009
                                            ---------------------------------------------------------------------------------------

Net assets, end of period                    $15,865,057    $ 5,605,222   $ 2,824,733    $ 1,699,147    $ 3,426,883   $ 6,786,025
                                            =======================================================================================

YEAR ENDED DECEMBER 31, 1999

CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)          $   (26,189)   $     6,606   $    (3,091)   $    45,353    $    57,145   $    (5,447)
    Net realized gain (loss) on investments       13,741          5,925        44,499          1,213          3,525        11,567
    Net change in unrealized appreciation
      (depreciation) on investments            2,562,411        556,174        53,338        (35,960)       302,682       606,581
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              2,549,963        568,705        94,746         10,606        363,352       612,701
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments             2,439,724      1,628,413     1,086,393        625,687        938,854       899,529
    Withdrawals                                 (837,970)      (638,998)     (399,640)      (222,380)      (340,639)     (279,352)
    Transfers between Separate Account
      VUL-2 divisions, net                     2,083,854        991,809     1,019,100        631,756        538,146       921,222
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                  3,685,608      1,981,224     1,705,853      1,035,063      1,136,361     1,541,399
                                            ---------------------------------------------------------------------------------------

Net increase (decrease) in net assets          6,235,571      2,549,929     1,800,599      1,045,669      1,499,713     2,154,100
Net assets, beginning of year                  1,505,705      1,284,747       619,243        591,397        454,863       625,909
                                            ---------------------------------------------------------------------------------------

Net assets, end of year                      $ 7,741,276    $ 3,834,676   $ 2,419,842    $ 1,637,066    $ 1,954,576   $ 2,780,009
                                            =======================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1.     NATURE OF OPERATIONS

       The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of sixteen investment divisions at June 30, 2000, was established in April 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds:
       Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIPII), sponsored by Fidelity Investments, and the MFS Variable Insurance Trust (MFS), sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of VIP; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset
       Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of VIPII; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

       The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III-TM-Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

       Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business.

       The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.     SIGNIFICANT ACCOUNTING POLICIES

       Investments in shares of the Funds are carried at fair value using the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Account's shares are determined on the specific identification method.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

       The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.     POLICY CHARGES

       Certain jurisdictions require deductions from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin charges each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $19,242,400 for the six months ended June 30, 2000 and $32,856,400 for the year ended December 31, 1999.

       During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

    Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 2000

                                                              VARIABLE INSURANCE PRODUCTS FUND
                                             -------------------------------------------------------------------
                                                  VIP           VIP                                   VIP
                                                 MONEY        EQUITY-        VIP          VIP         HIGH
                                                 MARKET       INCOME       GROWTH      OVERSEAS      INCOME
                                                DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                             -------------------------------------------------------------------
Unit value, beginning of period                  $138.06      $343.25      $505.18      $262.93      $168.64
                                             ===================================================================
Unit value, end of period                        $141.65      $340.59      $531.04      $256.28      $160.27
                                             ===================================================================
Number of units outstanding,
  beginning of period                             47,739      174,240      239,489       62,723       19,858

Net contract purchase payments                    95,411       19,658       20,755        7,256        2,845

Withdrawals                                       (6,335)     (15,791)     (18,297)      (5,004)      (2,043)

Transfers between Separate Account
  VUL-2 divisions, net                          (104,513)      (6,808)       6,279        4,874       (1,426)
                                             -------------------------------------------------------------------
Number of units outstanding,
  end of period                                   32,302      171,299      248,226       69,849       19,234
                                             ===================================================================

                                                           VARIABLE INSURANCE PRODUCTS FUND II
                                             -------------------------------------------------------------------
                                                 VIPII                                  VIPII
                                               INVESTMENT     VIPII        VIPII        ASSET         VIPII
                                                 GRADE        ASSET        INDEX       MANAGER:      CONTRA-
                                                  BOND       MANAGER        500         GROWTH        FUND
                                                DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                             -------------------------------------------------------------------
Unit value, beginning of period                  $155.31      $254.54      $347.55      $223.33      $276.97
                                             ===================================================================
Unit value, end of period                        $159.64      $253.79      $346.95      $221.15      $277.88
                                             ===================================================================
Number of units outstanding,
  beginning of period                             14,225      136,980      146,433       50,968      143,217

Net contract purchase payments                     1,279       10,016       23,787        8,483       21,977

Withdrawals                                       (1,347)     (10,715)     (13,348)      (5,290)     (13,231)

Transfers between Separate Account
  VUL-2 divisions, net                              (593)      (2,974)       2,916          190        6,564
                                             -------------------------------------------------------------------
Number of units outstanding,
  end of period                                   13,564      133,307      159,788       54,351      158,527
                                             ===================================================================

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

    Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 2000

                                                                       MFS VARIABLE INSURANCE TRUST
                                              ---------------------------------------------------------------------------------
                                                  MFS                        MFS          MFS                        MFS
                                                EMERGING       MFS       GROWTH WITH     TOTAL         MFS         CAPITAL
                                                 GROWTH      RESEARCH      INCOME       RETURN      UTILITIES   OPPORTUNITIES
                                                DIVISION     DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                                              ---------------------------------------------------------------------------------
Unit value, beginning of period                  $189.94      $127.16      $112.63      $105.23      $137.83        $151.78
                                              =================================================================================

Unit value, end of period                        $195.28      $137.03      $113.43      $108.58      $145.34        $167.86
                                              =================================================================================

Number of units outstanding,
  beginning of period                             40,756       30,156       21,484       15,557       14,181         18,316

Net contract purchase payments                    16,256        8,339        5,994        3,002        5,580          8,864

Withdrawals                                       (5,915)      (3,368)      (3,008)      (1,343)      (2,068)        (2,857)

Transfers between Separate
  Account VUL-2 divisions, net                    30,145        5,778          433       (1,567)       5,886         16,105
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  end of period                                   81,242       40,905       24,903       15,649       23,579         40,428
                                              =================================================================================


5.  REMUNERATION OF MANAGEMENT

    The Account incurs no liability for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.